Short-term loans (Details) ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Dec. 11, 2015 CNY (¥) shares	Dec. 11, 2015 USD ($) shares	Apr. 21, 2017 CNY (¥)	Apr. 21, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2016 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Repayments of convertible debt					¥ 1,138,222	$ 167,500
Interest Paid					42,072	$ 6,288		¥ 74,861	$ 10,792
Cash Collateral for Borrowed Securities | ¥					1,148,507			1,148,507		¥ 0
Interest Payable					32,789			32,789					$ 5,063
Scenario, Forecast [Member]
Short-term Debt [Line Items]
Debt Instrument, Covenant Compliance			Based on the covenant of the loan agreement, if the aggregate fair value of the pledged shares on any trading date was less than 120% of the outstanding amount of the corresponding loan and accrued interest payable, the Company is required to pledge sufficient amount of cash or the chief executive officer of the Group can pledge additional number of shares to cover the shortfall in the fair value of the pledged shares.	Based on the covenant of the loan agreement, if the aggregate fair value of the pledged shares on any trading date was less than 120% of the outstanding amount of the corresponding loan and accrued interest payable, the Company is required to pledge sufficient amount of cash or the chief executive officer of the Group can pledge additional number of shares to cover the shortfall in the fair value of the pledged shares.
CMB Bank
Short-term Debt [Line Items]
Face amount of debt instrument					1,072,348			1,072,348					157,500
Cash Collateral for Borrowed Securities					1,148,507			1,148,507					165,563
Debt Instrument, Collateral Amount							¥ 1,780,955							$ 275,000
Short-term Bank Loans and Notes Payable					1,842,720			1,842,720					265,636
Common Stock Shares Held For Collateral | shares							12,400,000
CMB Bank | Scenario, Forecast [Member]
Short-term Debt [Line Items]
Repayments of Long-term Debt			¥ 739,847	$ 107,500
Secured Debt [Member]
Short-term Debt [Line Items]
Face amount of debt instrument					1,780,955			1,780,955					275,000
Amended convertible note issued to Tencent [Member]
Short-term Debt [Line Items]
Face amount of debt instrument | $															$ 275,000
Interest rate on debt instrument										6.00%					6.00%
Original convertible note issued to Tencent [Member]
Short-term Debt [Line Items]
Issuance date of debt instrument										Jul. 31, 2015	Jul. 31, 2015
Face amount of debt instrument					¥ 2,447,240			¥ 2,447,240		¥ 2,447,240			$ 400,000		$ 400,000
Interest rate on debt instrument										5.00%					5.00%
Maturity date of debt instrument										Dec. 20, 2015	Dec. 20, 2015
Proceeds from convertible debt										¥ 2,447,240	$ 400,000
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt | shares	4,267,344	4,267,344								4,300,000	4,300,000
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares	¥ 805,950	$ 125,000								¥ 805,950	$ 125,000
Portion of accrued interest repaid with issuance of Class A ordinary shares	¥ 46,988	$ 7,288								46,988	$ 7,288
Repayments of convertible debt | ¥										¥ 1,773,090